UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21142
Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund                                                                                      as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.3%

Principal
Amount
(000’s omitted)	Security	Value
	General Obligations — 10.5%
$20,000	California, 4.75%, 6/1/35	$20,403,800
15,175	California, 5.00%, 6/1/34	16,039,520
12,500	California, 5.25%, 4/1/30	13,456,500
3,750	California, 5.25%, 4/1/34	4,047,937
13,250	California, 5.50%, 11/1/33	14,785,543
19,500	New York City, NY, 5.25%, 1/15/33	20,948,265
15,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	16,170,600
		$105,852,165
	Hospital — 3.4%
1,000	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	1,038,610
3,000	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/35	3,183,360
5,000	Camden County, NJ, Improvement Authority, (Cooper Health), 5.75%, 2/15/34	5,364,550
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,806,622
3,900	Hawaii Pacific Health, 5.60%, 7/1/33	4,116,177
5,525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	5,856,942
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,922,535
2,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	2,631,575
		$33,920,371
	Insured-Education — 0.2%
2,180	Connecticut HEFA, (Connecticut State University System), (FSA), 4.00%, 11/1/35	2,030,844
		$2,030,844
	Insured-Electric Utilities — 11.3%
13,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	14,245,660
21,355	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/27	7,453,963
10,220	Forsyth, MT, PCR, (Puget Sound Energy), (AMBAC), 5.00%, 3/1/31	10,819,812
9,000	Jacksonville Electric Authority, FL, Electric System Revenue, (FSA), 4.75%, 10/1/34	9,146,700

$2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	$2,775,386
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	64,168,216
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	5,176,220
		$113,785,957
	Insured-Escrowed / Prerefunded — 3.2%
31,770	University of California, (FGIC), Prerefunded to 9/1/06, 5.00%, 9/1/27	32,677,669
		$32,677,669
	Insured-General Obligations — 33.0%
3,975	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	3,314,355
60,000	California, (XLCA), 5.00%, 10/1/28	63,066,600
15,530	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/30	4,720,654
41,300	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/21	20,017,284
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/31	2,870,800
10,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	3,336,795
15,500	Cypress-Fairbanks, TX, Independent School District, (MBIA), 4.00%, 2/15/29	14,473,125
10,000	Detroit, MI, School District, (FGIC), 5.00%, 5/1/32	10,580,300
14,375	Detroit, MI, School District, (FGIC), 5.25%, 5/1/28	15,587,819
16,115	Florida Department of Transportation, (Right of Way), (FSA), 5.00%, 7/1/31	17,315,890
16,920	Florida Department of Transportation, (Right of Way), (FSA), 5.00%, 7/1/32	18,166,496
11,790	Frisco, TX, Independent School District, (MBIA), 4.00%, 7/15/36	10,808,954
2,050	Indian Valley, OH, Local School District, (AMBAC), 4.25%, 12/1/33	1,976,159
20,425	Kane Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	10,230,270
50,650	Kane Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	24,067,361
19,500	Massachusetts, (AMBAC), 5.25%, 8/1/28	22,841,910
4,580	Navasota, TX, Independent School District, (FGIC), 4.50%, 8/15/30	4,584,901
4,945	New Caney, TX, Independent School District, (FSA), 4.75%, 2/15/35	5,049,438
13,000	Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34	14,142,440
8,925	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	7,212,560
4,445	Pima County, AZ, (FSA), 3.50%, 7/1/19	4,183,367
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	22,004,960
21,300	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/25	8,558,766
21,125	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/26	8,058,976

$21,070	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/27	$7,610,695
21,510	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/28	7,383,738
		$332,164,613
	Insured-Housing — 1.5%
14,170	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	14,717,812
		$14,717,812
	Insured-Lease Revenue / Certificates of Participation — 5.7%
12,010	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	12,318,297
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	44,828,190
		$57,146,487
	Insured-Other Revenue — 0.2%
1,735	Maine HEFA, (Maine Life Care Retirement Community), (AMBAC), 4.50%, 7/1/28	1,746,815
		$1,746,815
	Insured-Private Education — 1.1%
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	10,781,400
		$10,781,400
	Insured-Public Education — 3.7%
3,000	Kansas Development Finance Authority, (University of Kansas), (MBIA), 4.50%, 4/1/35	3,020,790
20,000	University of California, (MBIA), 4.75%, 5/15/37	20,678,200
12,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	13,701,625
		$37,400,615
	Insured-Sewer Revenue — 4.1%
13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	6,209,187
12,025	King County, WA, Sewer Revenue, (FGIC), 4.50%, 1/1/31	12,067,448
19,000	King County, WA, Sewer Revenue, (FGIC), 5.00%, 1/1/31	19,873,620
4,245	Passaic Valley, NJ, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	3,052,028
		$41,202,283
	Insured-Special Tax Revenue — 4.4%
10,000	Grand Forks, ND, Sales Tax Revenue, (Alerus Project), (MBIA), 4.50%, 12/15/29	10,090,400
4,650	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue, (MBIA), 4.50%, 6/15/32	4,671,065
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,937,436
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,596,700

$10,500	Reno, NV, Sales and Room Tax, (AMBAC), 5.125%, 6/1/37	$11,070,570
		$44,366,171
	Insured-Transportation — 41.1%
10,000	Atlanta, GA, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	10,289,000
15,600	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	16,566,108
6,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	6,284,280
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	4,189,800
17,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/25	6,766,510
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	4,998,612
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	8,364,000
13,690	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	13,849,625
34,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	36,115,378
10,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	10,289,200
9,985	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.125%, 1/1/37	10,434,125
5,540	Metropolitan Transportation Authority, NY, (AMBAC), 4.50%, 11/15/34	5,563,046
20,000	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	21,318,000
10,070	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,519,617
3,100	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	1,065,656
7,000	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/28	8,204,140
13,700	Newark, NJ, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	14,486,928
6,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	6,472,440
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	26,501,309
3,620	Pima County, AZ, (MBIA), 3.50%, 7/1/19	3,410,655
75,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	22,147,500
45,020	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	17,476,314
119,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/34	30,281,930
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	35,586,607
40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	20,764,100
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	67,639,429
		$413,584,309

	Insured-Utilities — 8.0%
$5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	$5,239,150
61,585	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	64,440,696
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,682,600
		$80,362,446
	Insured-Water and Sewer — 11.2%
25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39 (1)	27,032,741
3,205	Beaumont, TX, Waterworks and Sewer System, (MBIA), 4.00%, 9/1/28	2,934,690
20,935	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	22,079,098
13,735	East Bay, CA, Municipal Utility District Water System, (MBIA), 5.00%, 6/1/35	14,774,327
16,450	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	16,964,721
9,175	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	9,284,183
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	9,035,840
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	10,069,050
		$112,174,650
	Insured-Water Revenue — 2.8%
8,930	Albany, OR, Water, (FGIC), 5.00%, 8/1/33	9,474,909
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,436,615
1,000	Detroit, MI, Water Supply System, (FGIC), 4.50%, 7/1/31	1,006,810
1,315	Detroit, MI, Water Supply System, (FGIC), 4.50%, 7/1/32	1,323,114
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,317,450
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,380,940
1,000	Metropolitan Water District, CA, (MBIA), 5.00%, 7/1/37	1,030,110
		$27,969,948
	Other Revenue — 3.5%
32,500	Golden Tobacco Securitization Corp., CA, 5.375%, 6/1/28	34,783,450
		$34,783,450
	Special Tax Revenue — 3.5%
8,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/30	9,072,080
10,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	11,352,900
4,600	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	4,907,464
1,750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	1,854,650
2,405	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,605,216
5,110	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	5,504,339
		$35,296,649

	Transportation — 5.9%
$15,750	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$16,719,413
39,960	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	42,473,084
		$59,192,497
	Total Tax-Exempt Investments — 158.3% (identified cost $1,479,702,671)	$1,591,157,151
	Other Assets, Less Liabilities — 0.7%	$6,704,829
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.0)%	$(592,568,377)
	Net Assets Applicable to Common Shares — 100.0%	$1,005,293,603

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 83.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 27.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	3,870 U.S. Treasury Bond	Short	$(451,267,081)	$(459,562,500)	$(8,295,419)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,478,882,752
Gross unrealized appreciation	$112,274,399
Gross unrealized depreciation	—
Net unrealized appreciation	$112,274,399

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s./ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 29, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 29, 2005